Expense Example {- Fidelity Climate Action Fund} - 05.31 Fidelity Climate Action Fund - AMCIZ PRO-03 - Fidelity Climate Action Fund	Jul. 30, 2022 USD ($)
Fidelity Climate Action Fund: Class A
Expense Example:
1 year	$ 700
3 years	1,236
5 years	1,852
10 years	3,507
Fidelity Climate Action Fund: Class M
Expense Example:
1 year	502
3 years	1,121
5 years	1,824
10 years	3,687
Fidelity Climate Action Fund: Class C
Expense Example:
1 year	308
3 years	900
5 years	1,667
10 years	3,549
Fidelity Climate Action Fund: Class I
Expense Example:
1 year	107
3 years	666
5 years	1,318
10 years	3,069
Fidelity Climate Action Fund: Class Z
Expense Example:
1 year	92
3 years	658
5 years	1,326
10 years	$ 3,115